Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events
Subsequent Events

19. Subsequent Events

On July 1, 2019 and July 2, 2019, GasLog Partners repurchased, and subsequently cancelled, an additional 65,190 common units at a weighted average price of $21.20 per unit for a total amount of $1,383 under its unit repurchase programme.

On July 24, 2019, the board of directors of GasLog Partners approved and declared a quarterly cash distribution of $0.55 per common unit for the quarter ended June 30, 2019. The cash distribution is payable on August 9, 2019 to all unitholders of record as of August 5, 2019. The aggregate amount of the declared distribution will be $26,689 based on the number of units issued and outstanding as of June 30, 2019.

On July 24, 2019, the board of directors of GasLog Partners approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.53125 per preference unit. The cash distributions are payable on September 16, 2019 to all unitholders of record as of September 9, 2019.